11. WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Warrants
Options Outstanding		16,413,885	13,866,265
Warrants exercised	(625,000)	0	0
Warrants issued	13,772,296	10,231,667	2,547,620
Warrants forfeited	(500,000)	(3,395,555)	0
Options Outstanding	1,000,000	23,249,997	16,413,885
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding		$ 0.23	$ 0.35
Warrants exercised	$ 0.06
Warrants issued	$ 0.16	$ 0.1	$ 0.19
Warrants forfeited	$ 2.19	$ 0.23
Weighted Average Exercise Price Outstanding	$ 0.2	$ 0.27	$ 0.23